4. Convertible Promissory Note (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total debt	$ 2,895,979	$ 322,000
Current portion of debt	322,000	322,000
Long-term portion of debt	2,573,979	0
Arnost Note
Total debt	322,000	322,000
Cavu Notes
Total debt	201,979	0
Berg Notes
Total debt	$ 2,372,000	$ 0